Equity (Details) - USD ($)			12 Months Ended
	Mar. 07, 2021	Aug. 09, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015	Dec. 31, 2012	Aug. 12, 2021	Mar. 08, 2021	Aug. 13, 2020	May 26, 2020	Aug. 13, 2019	Mar. 04, 2019	Dec. 31, 2007
Equity (Details) [Line Items]
Vest period	four-year
Intrinsic value of options exercised			$ 628	$ 765	$ 537
Total unrecognized compensation				$ 393
Weighted-average period				1 year 3 months 14 days
Maximum percentage of distribution of dividend in each year.		75.00%
Aggregate dividend value								$ 11,480	$ 10,297	$ 8,585	$ 3,918	$ 7,628	$ 7,335
Dividend distributions of per share (in Dollars per share)								$ 0.23	$ 0.21	$ 0.175	$ 0.08	$ 0.156	$ 0.15
Senior Executive Officers [Member]
Equity (Details) [Line Items]
Shares purchase (in Shares)	80,000
2007 Plan [Member]
Equity (Details) [Line Items]
Reserved ordinary shares for issuance (in Shares)														1,500,000
Additional ordinary shares (in Shares)						250,000	1,000,000
Expiration period						10 years
Aggregate of ordinary shares for future grants (in Shares)				932,500
2007 Plan [Member] | Minimum [Member]
Equity (Details) [Line Items]
Options vest years				3 years
2007 Plan [Member] | Maximum [Member]
Equity (Details) [Line Items]
Options vest years				4 years